Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Equity

12. Stockholders’ Equity

Common Stock Equity Offerings

On June 10, 2026, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain foreign accredited investors (the “Investors”), pursuant to which the Investors agreed to purchase from the Company an aggregate of 1,103,338 shares of Common Stock, par value $0.001 (the “Shares”) of the Company at a purchase price of $0.72 per share for aggregate gross proceeds of $794,403, subject to the terms and conditions of the Purchase Agreement.

Concurrently with the entry into the Purchase Agreement, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Investors for the registration for resale of the Shares pursuant to a registration statement (the “Registration Statement”) to be filed with the Securities and Exchange Commission (the “SEC”). Following the effectiveness of the resale Registration Statement, the Company is obligated to keep Registration Statement continuously effective from the date on which the SEC declares the Registration Statement effective until such date that all Registrable Securities (as such term is defined in the Registration Rights Agreement) covered by such Registration Statement have been sold pursuant to a registration statement under the Securities Act of 1933, as amended (the “Securities Act”), or under Rule 144 as promulgated by the SEC under the Securities Act, or otherwise shall have ceased to be Registrable Securities. The Company will be responsible for the registration expenses incurred in connection with the registration statement.

Convertible Preferred Stock Equity Offerings

Series E Preferred Stock

A total of 1,000,000 shares of the Company’s Series E Preferred Stock were issued pursuant to a March 2025 Securities Purchase Agreement with certain accredited investors (the “Investors”). The Company received proceeds of $1.0 million, net of issuance costs. All of the Series E preferred shares were converted into 458,333 shares of Common Stock and as of June 30, 2026, there were no remaining shares of the Series E Preferred Stock outstanding.

Series C and Series D Preferred Stock

A total of 1,000,000 shares of the Company’s Series C Preferred Stock and 2,100,000 shares of the Company’s Series D Preferred Stock were issued pursuant to a January 2025 Securities Purchase Agreement with David E. Lazar, pursuant to which he agreed to purchase from the Company 1,000,000 shares of Series C Convertible Preferred Stock (the “Series C Preferred Stock”) and 2,100,000 shares of Series D Convertible Preferred Stock (the “Series D Preferred Stock” and, together with the Series C Preferred Stock, the “Preferred Stock”) of the Company at a purchase price of $1.0 per share for aggregate gross proceeds of $3.1 million, subject to the terms and conditions of the January 2025 Securities Purchase Agreement. The proceeds of the transaction were used to repay and settle outstanding liabilities of the Company and for other general corporate and operating purposes.

Each share of Series C Preferred Stock was convertible into 0.011042 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”), and each share of Series D Preferred Stock was convertible into 0.4583 shares of Common Stock. On February 24, 2025, all of the Series C preferred shares were converted in conjunction with the March 2025 Securities Purchase Agreement. As of June 30, 2026, there were no remaining shares of the Series C Preferred Stock outstanding.

All Series D preferred shares were converted in conjunction with the Purchase Agreement and as of June 30, 2026, there were no remaining shares of the Series D Preferred Stock outstanding.

Warrants

April 2024 Warrants

As of June 30, 2026, warrants to purchase a total of 1,242 shares of common stock issued pursuant to a securities purchase agreement in an April 2024 financing transaction (the “April 2024 Securities Purchase Agreement”) remained outstanding. A total of 62,750 warrants were issued pursuant to the April 2024 Securities Purchase Agreement. This consisted of i) pre-funded warrants to purchase 20,100 of common stock, exercisable immediately from the date of issuance, and with no expiry date, at an exercise price of $0.24 per warrant share, ii) series A warrants to purchase up to 20,704 shares of common stock, exercisable immediately from the date of issuance for a period of five and a half (5.5) years after the date of issuance, at an exercise price of $326.40 per warrant share, iii) series B warrants to purchase up to 20,704 shares of common stock, exercisable immediately from the date of issuance for a period of eighteen months after the date of issuance, at an exercise price of $326.40 per warrant share. The 1,242 Placement Agent Warrants issued pursuant to the Engagement Letter with the placement agent, are exercisable immediately from the date of issuance for a period of five and a half (5.5) years after the date of issuance, at an exercise price of $124.512 per warrant share.

There were no exercises of these warrants during the six months ended June 30, 2026 or June 30, 2025.

December 2023 Warrants

As of June 30, 2026, warrants to purchase a total of 1,750 shares of common stock issued pursuant to a securities purchase agreement in a December 2023 financing transaction remained outstanding. A total of 1,651 warrants, including 33 warrants issued in a concurrent private placement, are exercisable for a period of seven years after the date of issuance, at an exercise price of $765.60 per warrant share. A further 99 warrants issued in a concurrent placement agency agreement, are exercisable for a period of five years after the date of issuance, at an exercise price of $994.50 per warrant share.

There were no exercises of these warrants during the six months ended June 30, 2026 or June 30, 2025.

Other Outstanding Preferred Stock

Series A Preferred Stock

A total of 8,872 shares of the Company’s Series A Preferred Stock were issued in a July 2017 Underwritten Public Offering. Each share of Series A Preferred Stock is convertible at any time at the option of the holder thereof, into a number of shares of common stock determined by dividing $1,000 by the initial conversion price of $144,000.00 per share, subject to a 4.99% blocker provision, or, upon election by a holder prior to the issuance of shares of Series A Preferred Stock, 9.99%, and is subject to adjustment for stock splits, stock dividends, distributions, subdivisions and combinations.

As of June 30, 2026 and December 31, 2025, 264 shares of the Series A Preferred Stock remain issued and outstanding. The 264 shares of Series A Preferred Stock issued and outstanding at June 30, 2026, are convertible into 2 shares of common stock.

In the event of a liquidation, the holders of shares of the Series A Preferred Stock may participate on an as-converted-to-common-stock basis in any distribution of assets of the Company. The Company shall not pay any dividends on shares of common stock (other than dividends in the form of common stock) unless and until such time as dividends on each share of Series A Preferred Stock are paid on an as-converted basis. There is no restriction on the Company’s ability to repurchase shares of Series A Preferred Stock while there is an arrearage in the payment of dividends on such shares, and there are no sinking fund provisions applicable to Series A Preferred Stock.

Subject to certain conditions, at any time following the issuance of the Series A Preferred Stock, the Company has the right to cause each holder of the Series A Preferred Stock to convert all or part of such holder’s Series A Preferred Stock in the event that (i) the volume weighted average price of our common stock for 30 consecutive trading days, or Measurement Period exceeds 300% of the initial conversion price of the Series A Preferred Stock (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends and similar transactions), (ii) the daily trading volume on each Trading Day during such Measurement Period exceeds $500,000 per trading day and (iii) the holder is not in possession of any information that constitutes or might constitute, material non-public information which was provided by the Company. The right to cause each holder of Series A Preferred Stock to convert all or part of such holder’s Series A Preferred Stock shall be exercised ratably among the holders of the then outstanding preferred stock.

The Series A Preferred Stock has no maturity date, will carry the same dividend rights as the common stock, and with certain exceptions contains no voting rights. In the event of any liquidation or dissolution of the Company, the Series A Preferred Stock ranks senior to the common stock in the distribution of assets, to the extent legally available for distribution.

6% Convertible Exchangeable Preferred Stock

As of June 30, 2026, there were 135,273 shares of the Company’s 6% Convertible Exchangeable Preferred Stock (the “6% Preferred Stock”) issued and outstanding at an issue price of $10.00 per share. Dividends on the 6% Preferred Stock are cumulative from the date of original issuance at the annual rate of 6% of the liquidation preference of the 6% Preferred Stock, payable quarterly on the first day of February, May, August and November, commencing February 1, 2005. Any dividends must be declared by the Company’s board of directors and must come from funds that are legally available for dividend payments. The 6% Preferred Stock has a liquidation preference of $10.00 per share, plus accrued and unpaid dividends. As of June 30, 2026, there were no accrued and unpaid dividends.

The Company may automatically convert the 6% Preferred Stock into common stock if the per share closing price of the Company’s common stock has exceeded a per share price of $213,192,000, which is 150% of the conversion price of the 6% Preferred Stock, for at least 20 trading days during any 30 day trading period, ending within five trading days prior to notice of automatic conversion.

The 6% Preferred Stock has no maturity date and no voting rights prior to conversion into common stock, except under limited circumstances.

The Company may, at its option, redeem the 6% Preferred Stock in whole or in part, out of funds legally available at the redemption price of $10.00 per share.

The 6% Preferred Stock is exchangeable, in whole but not in part, at the option of the Company on any dividend payment date beginning on November 1, 2005 (the “Exchange Date”) for the Company’s 6% Convertible Subordinated Debentures (the “Debentures”) at the rate of $10.00 principal amount of Debentures for each share of 6% Preferred Stock. The Debentures, if issued, will mature 25 years after the Exchange Date and have substantially similar terms to those of the 6% Preferred Stock. No such exchanges have taken place to date.

14. Stockholders’ Equity

The Company has completed the following equity issuances during the periods presented in the consolidated financial statements.

Convertible Preferred Stock Equity Offerings

Series F Preferred Stock

On June 20, 2025, Bio Green Med Solution, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Investors agreed to purchase an aggregate of 3,000,000 shares of Series F Convertible Preferred Stock (the “Series F Preferred Stock”) of the Company at a purchase price of $1.00 per share for aggregate gross proceeds of $3,000,000, subject to the terms and conditions of the Purchase Agreement. In connection with the transaction, the Company issued a series A common stock purchase warrant, series B common stock purchase warrant and series C common stock purchase warrant to each Investor (collectively, the “Warrants”). The proceeds of the transaction will be used for general corporate and operating purposes.

In sum, the Investors agreed to invest a total of $3,000,000 at the closing of the transactions under the Purchase Agreement in exchange for an aggregate of 3,000,000 shares of Series F Preferred Stock and 1,962,000 Warrants, which occurred on or about June 20, 2025 (the “Closing”).

Each share of Series F Preferred Stock was convertible into 0.218 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”). All 3,000,000 shares of Series F Preferred Stock were converted into 654,000 shares of Common Stock during 2025.

The series A common stock purchase warrants entitle each Investor to purchase 218,000 shares of Common Stock of the Company at an exercise price of $7.65 per share with an expiration date five years from the date of issuance. The series B common stock purchase warrants entitle each Investor to purchase 218,000 shares of Common Stock of the Company at an exercise price of $9.00 per share with an expiration date five years from the date of issuance. The series C common stock purchase warrants entitle each Investor to purchase 218,000 shares of Common Stock of the Company at an exercise price of $10.20 per share with an expiration date five years from the date of issuance.

Series E Preferred Stock

A total of 1,000,000 shares of the Company’s Series E Preferred Stock were issued pursuant to a March 2025 Securities Purchase Agreement with certain accredited investors (the “Investors”). The Company received proceeds of $1.0 million, net of issuance costs. During the year ended December 31, 2025, all of the Series E preferred shares were converted into 458,333 shares of Common Stock. As of December 31, 2025, there were no remaining shares of the Series E Preferred Stock outstanding.

Series C and Series D Preferred Stock

A total of 1,000,000 shares of the Company’s Series C Preferred Stock and 2,100,000 shares of the Company’s Series D Preferred Stock were issued pursuant to a January 2025 Securities Purchase Agreement with David E. Lazar, pursuant to which he agreed to purchase from the Company 1,000,000 shares of Series C Convertible Preferred Stock (the “Series C Preferred Stock”) and 2,100,000 shares of Series D Convertible Preferred Stock (the “Series D Preferred Stock” and, together with the Series C Preferred Stock, the “Preferred Stock”) of the Company at a purchase price of $1.00 per share for aggregate gross proceeds of $3.1 million, subject to the terms and conditions of the Purchase Agreement. The proceeds of the transaction were used to repay and settle outstanding liabilities of the Company and for other general corporate and operating purposes.

Each share of Series C Preferred Stock was convertible into 0.011042 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”), and each share of Series D Preferred Stock was convertible into 0.4583 shares of Common Stock. On February 24, 2025, all of the Series C preferred shares were converted in conjunction with the Purchase Agreement. As of December 31, 2025, there were no remaining shares of the Series C Preferred Stock outstanding.

On February 24, 2025, 1,745,262 of the Series D preferred shares were converted in conjunction with the Purchase Agreement. On April 2, 2025, the remaining 354,738 Series D preferred shares were converted in conjunction with the Purchase Agreement. As of December 31, 2025, there were no remaining shares of the Series D Preferred Stock outstanding.

April 2024 Securities Purchase Agreement

On April 30, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Purchaser”) for the issuance and sale in a private placement (the “Private Placement”) of (i) 604 shares of the Company’s common stock, (ii) pre-funded warrants to purchase up to 20,099 shares of common stock (the “Pre-Funded Warrants”), (iii) series A warrants to purchase up to 20,703 shares of common stock (the “Series A Warrants”), and (iv) series B warrants to purchase up to 20,703 shares of common stock (the “Series B Warrants” and together with the Series A Warrants, the “Common Warrants”). The purchase price of each share of common stock and associated Common Warrants was $386.40 and the purchase price of each Pre-Funded Warrant and associated Common Warrants was $386.38.

The Common Warrants are exercisable immediately upon issuance at an exercise price of $326.40 per share. The Series A Warrants will expire five and one-half years from the date of issuance and the Series B Warrants will expire eighteen months from the date of issuance. The Pre-Funded Warrants were exercisable immediately upon issuance at an exercise price of $0.024 per share and were fully exercised in 2024. A holder of Pre-Funded Warrants or Common Warrants (together with its affiliates) may not exercise any portion of such warrants to the extent that the holder would own more than 4.99% (or, at the election of the holder 9.99%) of the Company’s outstanding common stock immediately after exercise.

In connection with the Private Placement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”), dated as of April 30, 2024, with the Purchaser, pursuant to which the Company agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of the securities issued in the Private Placement.

The Private Placement closed on May 2, 2024. The gross proceeds to the Company from the Private Placement were approximately $8.0 million, before deducting placement agent fees and estimated offering expenses payable by the Company.

H.C. Wainwright & Co., LLC (“Wainwright”) acted as the Company’s exclusive placement agent in connection with the Private Placement, pursuant to that certain engagement letter, dated as of April 29, 2024, between the Company and Wainwright (as amended, the “Engagement Letter”). Pursuant to the Engagement Letter, the Company paid Wainwright (i) a cash fee equal to 7.0% of the aggregate gross proceeds of the Private Placement and (ii) a management fee of 1.0% of the aggregate gross proceeds of the Private Placement. In addition, the Company agreed to pay Wainwright certain expenses and issued to Wainwright or its designees warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 1,242 shares of common stock at an exercise price equal to $483.00 per share. The Placement Agent Warrants are exercisable immediately upon issuance and have a term of exercise equal to five and a half years from the date of issuance.

In connection with this transaction, the Company was required to compensate Roth Capital Partners, LLC, pursuant to a tail provision contained in an engagement letter entered into on March 14, 2024, in an amount equal to 7.0% of the aggregate proceeds of the Private Placement plus the reimbursement of certain expenses. The Company was also required to compensate Ladenburg Thalmann & Co. Inc, pursuant to a tail provision contained in an engagement letter entered into on October 30, 2023, in an amount equal to 8.0% of the aggregate proceeds of the Private Placement.

Each of the instruments issued in the Private Placement have been classified and recorded as part of shareholders’ equity (deficit). The amounts allocated to each issued security were based on their relative fair values, resulting in initial carrying values of the respective instruments as follows:

Allocated Amount
Common shares	$72,108
Prefunded warrants	2,398,831
Common warrants	3,819,274
Net proceeds	$6,290,213

The aggregate fair value of the Placement Agent Warrants was $609,179. These have been accounted for as a direct cost of the Private Placement, resulting in no net effect to overall shareholders’ equity (deficit).

In determining the fair values of the Pre-Funded Warrants, Common Warrants, and Placement Agent Warrants, the Company used a Black-Scholes Option Pricing model with the following assumptions:

	Pre-Funded Warrants	Common Warrants	Placement Agent Warrants
Expected volatility	100%	103% - 121%	103%
Contractual term	1 year	- 5.5 years	5 ½ years
Risk-free interest rate	5.51%	4.57% - 5.51%	4.57%
Expected dividend yield	0%	0%	0%

The fair value of the common stock was determined using the closing price of the Company’s common stock as of May 2, 2024, which is the date that the Private Placement closed.

Warrants

June 2025 Warrants

As part of a warrant exchange agreement on September 4, 2025, a total of 559,395 Series C common stock purchase warrants were exchanged for the issuance of 559,395 shares of common stock. The Company recorded a deemed dividend of $1,494,000 representing the difference between the fair value of the common stock received and the fair value of the warrants exchanged as of the exchange date.

As part of a warrant exchange agreement on November 5, 2025, 654,000 Series A common stock purchase warrants, 654,000 Series B common stock purchase warrants, and 94,605 Series C common stock purchase warrants, totaling 1,402,605 in aggregate, were exchanged for the issuance of 1,402,605 shares of common stock. The Company recorded a deemed dividend of $9,540,000 representing the difference between the fair value of the common stock received and the fair value of the warrants exchanged as of the exchange date.

A total of 1,962,000 warrants were exercised during the year ended December 31, 2025. As of December 31, 2025, no warrants to purchase Common Stock issued pursuant to the June 2025 financing transaction remained outstanding.

November 2024 Warrants (As Amended)

On November 13, 2024, we entered into a letter agreement (the “Warrant Exercise and Reload Agreement”) with the holder (the “Holder”) of its issued and outstanding Series B Warrants (the “Prior Warrants”) to purchase an aggregate of 20,703 shares of common stock of the Company offering the Holder the opportunity to exercise all of its Prior Warrants for cash at a reduced exercise price equal to $99.60 per share provided the Prior Warrants were exercised in full for cash on or before 12:30 P.M. Eastern Time on the date of the Warrant Exercise and Reload Agreement. In consideration for the exercise of the Prior Warrants, the Holder received new unregistered Series C Warrants (the “Series C Warrants”) exercisable for up to an aggregate of 41,407 shares of common stock (the “Series C Warrant Shares”) and new unregistered Series D Warrants (the “Series D Warrants” and, together with the Series C Warrants, the “New Warrants”) exercisable for up to an aggregate of 41,407 shares of common stock (the “Series D Warrant Shares” and, together with the Series C Warrant Shares, the “New Warrant Shares”). The Series C Warrants are exercisable beginning on the date upon which the Company receives stockholder approval of the issuance of the New Warrant Shares and the Placement Agent Warrant Shares (as defined below) (the “Stockholder Approval Date”) for a period of five and one-half (5.5) years following the Stockholder Approval Date and the Series D Warrants are exercisable beginning on the Stockholder Approval Date for a period of eighteen (18) months following the Stockholder Approval Date. The New Warrants each have an exercise price of $99.60 per share. The shares of common stock issued upon exercise of the Prior Warrants are registered pursuant to an effective registration statement on Form S-1 (No. 333-279157).

All of the 82,816 warrants issued pursuant to the Warrant Exercise and Reload Agreement were exchanged for cash during the year ended December 31, 2025. Pursuant to the Warrant Exchange Agreement, and as consideration for the exchange of warrants, a cash payment of $1.1 million was made by the Company in May 2025.No warrants related to these transactions remain outstanding as of December 31, 2025.

April 2024 Warrants

A total of 62,750 warrants were issued pursuant to the April 2024 Securities Purchase Agreement (the “April 2024 Securities Purchase Agreement”), consisting of Series A, Series B, Pre-funded, and Placement Agent warrants. As of December 31, 2025, only Placement Agent warrants to purchase a total of 1,242 shares of common stock remained outstanding. The 1,242 Placement Agent Warrants issued pursuant to the Engagement Letter with the placement agent, are exercisable immediately from the date of issuance for a period of five and one half (5.5) years after the date of issuance, at an exercise price of $124.512 per warrant share.

A total of 20,704 Series A warrants and 9,988 Series B warrants were exercised during the year ended December 31, 2025. A total of 20,100 pre-funded warrants and 10,716 Series B warrants were exercised during the year ended December 31, 2024.

December 2023 Warrants

As of December 31, 2025, warrants to purchase a total of 1,750 shares of common stock issued pursuant to a securities purchase agreement in a December 2023 financing transaction remained outstanding. A total of 1,651 warrants, including 33 warrants issued in a concurrent private placement, are exercisable immediately from the date of issuance for a period of seven years after the date of issuance, at an exercise price of $765.60 per warrant share. A further 99 warrants issued in a concurrent placement agency agreement, are exercisable immediately from the date of issuance for a period of five years after the date of issuance, at an exercise price of $994.50 per warrant share.

There were no exercises of these warrants during the years ended December 31, 2025 or December 31, 2024.

December 2020 Warrants

As of December 31, 2025, warrants to purchase 186 shares of common stock issued pursuant to a securities purchase agreement in a December 2020 financing transaction remained outstanding. Each warrant shall be exercisable beginning on the 12-month anniversary of the date of issuance for a period of five years after the date of issuance, at an exercise price of $14,868 per warrant share. The exercise price of the warrants will be subject to adjustment in the event of any stock dividends and splits, reverse stock split, recapitalization, reorganization or similar transaction, as described in the warrants. The warrants may be exercised on a “cashless” basis.

There were no exercises of these warrants during the years ended December 31, 2025 or December 31, 2024.

April 2020 Warrants

As of December 31, 2025, 0 warrants issued in connection with an April 2020 equity financing remained outstanding, each with an exercise price of $18,000.

No warrants were exercised during the year ended December 31, 2025. 111 warrants were exercised during the year ended December 31, 2024.

Preferred Stock

Series B Preferred Stock

A total of 237,745 shares of the Company’s Series B Preferred Stock were issued pursuant to a December 2020 Securities Purchase Agreement. During the year ended December 31, 2024, the remaining 119,000 shares of Series B Preferred Stock were converted, at the option of the holder, into 165 shares of common stock. As of December 31, 2025, there were no remaining shares of the Series B Preferred Stock outstanding.

Series A Preferred Stock

A total of 8,872 shares of the Company’s Series A Preferred Stock were issued in a July 2017 Underwritten Public Offering. Each share of Series A Preferred Stock is convertible at any time at the option of the holder thereof, into a number of shares of common stock determined by dividing $1,000 by the initial conversion price of $600.00 per share, subject to a 4.99% blocker provision, or, upon election by a holder prior to the issuance of shares of Series A Preferred Stock, 9.99%, and is subject to adjustment for stock splits, stock dividends, distributions, subdivisions and combinations.

As of December 31, 2025 and 2024, 264 shares of the Series A Preferred Stock remain issued and outstanding. The 264 shares of Series A Preferred Stock issued and outstanding at December 31, 2025, are convertible into 2 share of common stock.

In the event of a liquidation, the holders of shares of the Series A Preferred Stock may participate on an as-converted-to-common-stock basis in any distribution of assets of the Company. The Company shall not pay any dividends on shares of common stock (other than dividends in the form of common stock) unless and until such time as dividends on each share of Series A Preferred Stock are paid on an as-converted basis. There is no restriction on the Company’s ability to repurchase shares of Series A Preferred Stock while there is any arrearage in the payment of dividends on such shares, and there are no sinking fund provisions applicable to Series A Preferred Stock.

Subject to certain conditions, at any time following the issuance of the Series A Preferred Stock, the Company has the right to cause each holder of the Series A Preferred Stock to convert all or part of such holder’s Series A Preferred Stock in the event that (i) the volume weighted average price of our common stock for 30 consecutive trading days, or Measurement Period exceeds 300% of the initial conversion price of the Series A Preferred Stock (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends and similar transactions), (ii) the daily trading volume on each Trading Day during such Measurement Period exceeds $500,000 per trading day and (iii) the holder is not in possession of any information that constitutes or might constitute, material non-public information which was provided by the Company. The right to cause each holder of Series A Preferred Stock to convert all or part of such holder’s Series A Preferred Stock shall be exercised ratably among the holders of the then outstanding preferred stock.

The Series A Preferred Stock has no maturity date, will carry the same dividend rights as the common stock, and with certain exceptions contains no voting rights. In the event of any liquidation or dissolution of the Company, the Series A Preferred Stock ranks senior to the common stock in the distribution of assets, to the extent legally available for distribution.

6% Convertible Exchangeable Preferred Stock

As of December 31, 2025, there were 135,273 shares of the Company’s 6% Convertible Exchangeable, or Preferred Stock issued and outstanding at an issue price of $10.00 per share. Dividends on the Preferred Stock are cumulative from the date of original issuance at the annual rate of 6% of the liquidation preference of the Preferred Stock, and if declared, payable quarterly on the first day of February, May, August and November, commencing February 1, 2005. Any dividends must be declared by the Company’s Board of Directors and must come from funds that are legally available for dividend payments. The Preferred Stock has a liquidation preference of $10.00 per share, plus accrued and unpaid dividends.

The Company’s Board of Directors considers numerous factors in determining whether to declare the quarterly dividend pursuant to the Certificate of Designations governing the terms of the Company’s Preferred Stock, including the requisite financial analysis and determination of a surplus. As of December 31, 2025, there were no accrued and unpaid dividends.

The Preferred Stock is convertible at the option of the holder at any time into the Company’s shares of common stock at a conversion rate of approximately 0.000000069 shares of common stock for each share of Preferred Stock based on a price of $142,128,000 per share. The Company has reserved 6 shares of common stock for issuance upon conversion of the remaining shares of Preferred Stock outstanding at December 31, 2025. The shares of previously converted Preferred Stock have been retired, cancelled and restored to the status of authorized but unissued shares of preferred stock, subject to reissuance by the Board of Directors as shares of Preferred Stock of one or more series.

The Company may automatically convert the Preferred Stock into common stock if the closing price of the Company’s common stock has exceeded $213,192,000, which is 150% of the conversion price of the Preferred Stock, for at least 20 trading days during any 30-day trading period, ending within five trading days prior to notice of automatic conversion.

The Certificate of Designations governing the Preferred Stock provides that if the Company fails to pay dividends on its Preferred Stock for six quarterly periods, holders of Preferred Stock are entitled to nominate and elect two directors to the Company’s Board of Directors. This right accrued to the holders of Preferred Stock as of August 2, 2010 and two directors were nominated and elected at the annual meeting held on May 24, 2011.

The Preferred Stock has no maturity date and no voting rights prior to conversion into common stock, except under limited circumstances.

The Company may, at its option, redeem the Preferred Stock in whole or in part, out of funds legally available at the redemption price of $10.00 per share.

The Preferred Stock is exchangeable, in whole but not in part, at the option of the Company on any dividend payment date beginning on November 1, 2005, or Exchange Date for the Company’s 6% Convertible Subordinated Debentures, or Debentures at the rate of $10.00 principal amount of Debentures for each share of Preferred Stock. The Debentures, if issued, will mature 25 years after the Exchange Date and have terms substantially similar to those of the Preferred Stock. No such exchanges have taken place as of December 31, 2025.

For the year ended December 31, 2024, the company passed a resolution to suspend payment of the quarterly cash dividend on the Company’s 6% Convertible Exchangeable Preferred Stock (the “Preferred Stock”) scheduled for February 1, 2025.

Future NRG Sdn. Bhd. [Member]
Stockholders’ Equity

9. STOCKHOLDERS’ EQUITY

28,000,000 ordinary shares are authorized, issued, and outstanding throughout all periods presented, each at RM 1.00 par value. No shares were issued, repurchased, or cancelled as of June 30, 2026.

9.	STOCKHOLDERS’ EQUITY

Common stock: 28,000,000 shares authorized, issued, and outstanding at RM 1 (USD 0.22 at December 31, 2025) per share. No shares were issued or repurchased during FY2025 or FY2024. Each share carries one vote.